Income Tax Benefit (Expense) - Details of Income Tax Benefit (Expense) Recognized in Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Remeasurements of net defined benefit liabilities (assets), Before tax	₩ (154,203)	₩ 64,635	₩ 165,864
Gain (loss) on valuation of derivatives, Before tax			12,495
Foreign currency translation differences, Before tax	997,729	43,572	(80,718)
Acquisition of non-controlling shareholders' interests in subsidiaries, Before tax	(61,512)
Change in equity of equity method investee, Before tax	3,235	(2,679)	(11,603)
Other comprehensive income, Before tax	785,249	105,528	86,038
Remeasurements of net defined benefit liabilities (assets), Income tax effect	22,368	(14,818)	(43,503)
Gain (loss) on valuation of derivatives, Income tax effect			(3,268)
Foreign currency translation differences, Income tax effect	(71,092)	(20,429)	(245)
Acquisition of non-controlling shareholders' interests in subsidiaries, Income tax effect	14,093
Change in equity of equity method investee, Income tax effect		25	1,925
Other comprehensive income, Income tax effect	(34,631)	(35,222)	(45,091)
Remeasurements of net defined benefit liabilities (assets), Net of tax	(131,835)	49,817	122,361
Gain (loss) on valuation of derivatives, Net of Tax			9,227
Foreign currency translation differences, Net of tax	926,637	23,143	(80,963)
Acquisition of non-controlling shareholders' interests in subsidiaries, Net of tax	(47,419)
Change in equity of equity method investee, Net of tax	3,235	(2,654)	(9,678)
Other comprehensive income for the year, Net of income tax	798,037	₩ 70,306	₩ 40,947
Other comprehensive income for the year, Net of income tax	₩ 750,618